NOTE 9 - LOAN PAYABLE	12 Months Ended
Dec. 31, 2012
Loan Payable
NOTE 9 – LOAN PAYABLE

As at December 31, 2012, a loan payable of $109,044 to an arm’s length party bears interest at 6% per annum, is unsecured and is payable in monthly installments of principal and interest in the amount of Canadian $7,232.50. Future scheduled repayments of principal are as follows:

Within one year	$109,044
$109,044